COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 11, 2022	Jun. 28, 2022	Jun. 06, 2022	Feb. 25, 2022	Jul. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Leases
Finance lease, Base term			10 years 6 months
Finance lease, Option to extend lease term			true
Finance lease, Number of extension options			2
Finance lease, Additional term			5 years
Loss on lease termination								$ 17,063
Lease termination fee					$ 2,000			2,000
Proceeds from sale of machinery and equipment and leasehold improvements					$ 2,400			$ 2,400
Sublease term	10 years
Option to extend	false
Number of extension options by landlord	1
Renewal term	5 years
Damages sought value						$ 4,900	$ 4,900
Florida
Leases
Operating lease, Base term				3 years
Operating lease, Number of extension options				1
Operating lease, Option to extend lease term				true
Operating lease, Additional term				3 years
Massachusetts
Leases
Operating lease, Base term		2 years
Operating lease, Number of extension options		1
Operating lease, Option to extend lease term		true
Operating lease, Additional term		3 years